Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Income Tax Charged to Profit or Loss
The amounts of income tax (credit)/expense charged to the consolidated income statements represent:

	2021	2020	2019
	RMB million	RMB million	RMB million
Current income tax	143	222	942
Deferred income tax	(4,372)	(4,149)	(123)

	(4,229)	(3,927)	819

Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate
A reconciliation of the tax (credit)/charge applicable to (loss)/profit before tax at the statutory rate for the country in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rate is as follows:

	2021	2020	2019
	RMB million	RMB million	RMB million
(Loss)/profit before income tax	(17,513)	(16,488)	4,299
Tax calculated at the tax rate of 25% (2020: 25%, 2019: 25%)	(4,378)	(4,122)	1,075
Lower tax rates enacted by local authority	60	56	(139)
Share of results of associates and joint ventures	35	24	(71)
Income not subject to tax	(84)	(12)	(36)
Expenses not deductible for tax	159	169	128
Utilisation of previously unrecognised tax losses	—	(16)	(11)
Unrecognised tax losses for the year	69	21	17
Utilisation of previously unrecognised deductible temporary differences	—	(10)	(8)
Unrecognised deductible temporary differences	—	3	3
Adjustments in respect of current tax of previous periods	(1)	(4)	(34)
Additional deduction of research and development costs	(58)	(31)	(27)
Income tax deduction of purchase of special equipment for production safety	(31)	(5)	(78)

Tax (credit)/charge	(4,229)	(3,927)	819

Effective tax rate	24.15%	23.82%	19.05%